Earnings (Loss) per Ordinary Share - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders From continuing and discontinued operations	$ (12)	$ 133	$ (191)
Net impairment (impairment reversal) and derecognition of assets	559	102	298
Net (profit) loss on disposal of assets	(3)	32	(8)
Taxation thereon	(165)	(47)	(72)
Headline earnings (loss)	$ 379	$ 220	$ 27
Basic headline earnings (loss) per share (cents per share)	$ 0.91	$ 0.53	$ 0.06
Diluted headline earnings (loss) per share (cents per share)	$ 0.91	$ 0.53	$ 0.06
Weighted average number of shares (in shares)	418,349,777	417,122,155	415,440,077
Diluted headline earnings (loss)	$ 379	$ 220	$ 27
Diluted weighted average number of shares (in shares)	418,349,777	417,379,405	415,440,077